Income Taxes - Additional Information (Details) $ / shares in Units, $ in Millions	1 Months Ended		3 Months Ended			6 Months Ended		12 Months Ended
	Jan. 31, 2017 CAD ($)	Jan. 31, 2017 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CAD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CAD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2018 USD ($) tax_incentive $ / shares	Dec. 31, 2017 USD ($) $ / shares		Dec. 31, 2016 CAD ($)	Dec. 31, 2016 USD ($) $ / shares
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Income tax expense (recovery)								$ (17,000,000)	$ 27,600,000	[1]		$ 24,700,000	[1]
Deferred tax liabilities as a result of acquisitions								56,600,000
Reversal of previously accrued Mexican taxes								6,000,000
Solar tax benefit								4,300,000
Increase to deferred income tax expense as a result of revaluing net deferred tax assets			$ 2,000,000						2,000,000
Tax effect of reversal of provisions for tax uncertainties related to transfer pricing matter						$ 45	$ 34,000,000				$ 45	34,000,000
Tax effect of refund of interest income due to reversal of provisions for tax uncertainties related to transfer pricing matter						$ 19	$ 14,000,000					14,300,000
Tax effect of repatriation of foreign earnings												1,500,000
Foreign earnings repatriated												50,000,000
Deferred tax expense related to taxable temporary differences, repatriation of undistributed foreign earnings									4,000,000			8,000,000
Tax effect of foreign currency expense												7,300,000
Non-cash charges								200,000	3,800,000			21,200,000
Deductible temporary differences and unused tax losses for which no deferred tax assets have been recognized			1,977,700,000					1,780,400,000	1,977,700,000
Temporary differences associated with investments in subsidiaries for which no deferred tax liabilities have been recognized			$ 0					5,800,000	0
Deferred tax assets recognized with respect to losses								56,000,000	(12,200,000)
Aggregate tax benefit from tax incentives								$ 4,700,000	$ 7,600,000			$ 7,300,000
Tax benefit from tax incentives, per share (in dollars per share) | $ / shares								$ 0.03	$ 0.05			$ 0.05
Initial percentage of tax exemption								100.00%
Initial term of tax exemption								8 years
Percentage of tax exemption								50.00%
Term of tax exemption								5 years
Number of tax incentives | tax_incentive								3
Income taxes paid (refund)	$ (6)	$ (4,000,000)		$ (70)	$ (52,000,000)
Atrenne
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax benefit related to previously unrecognized tax assets								$ 3,700,000
Impakt
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax benefit related to previously unrecognized tax assets								49,600,000
U.S. group of subsidiaries
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets recognized with respect to losses								$ 5,000,000

[1]	Certain prior period figures have been restated to reflect the adoption of IFRS 15 (see note 2)